FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial assets

	December 31,	December 31,
	2019	2018
Trade and other receivables (Note 17)	39,151	37,143

Accounts receivable, related parties (Note 30)	16,659	8,930

Cash and cash equivalents (Note 13)	38,070	84,075
Other financial assets:
Financial assets at fair value through profit or loss:
Securities held by MTS Bank	13,273	22,487
Mutual funds	9,349	—
Assets in Sistema Capital trust management	8,195	11,644
Contingent consideration	2,013	—
Currency forwards, swaps and options not designated as hedges	52	2,200
Cross-currency swaps not designated as hedges	318	1,077
Total financial assets at fair value through profit or loss	33,200	37,408

Financial assets at fair value through OCI:
Cross-currency swaps designated as cash flow hedges	—	2,797
Notes	—	70
Total financial assets at fair value through OCI	—	2,867

Financial assets at amortized cost:
Deposits and loans issued	94,757	83,865
Notes	15,957	31,165
Other	3,520	2,579
Total financial assets at amortized cost	114,234	117,609

Total other financial assets	147,434	157,884

Total financial assets	241,314	288,032
Less current portion	(159,084)	(230,642)

Total financial assets, non-current	82,230	57,390

Schedule of financial liabilities

	December 31,	December 31,
	2019	2018
Trade and other payables	71,808	53,623

Accounts payable, related parties (Note 30)	558	1,301

Financial liabilities at amortized cost:
Loans and borrowings:
Bank and other loans (Note 23)	159,384	250,780
Lease obligations(Note 24)	155,308	160,552
Notes (Note 23)	183,935	117,355
MTS Bank deposits and liabilities(Note 28)	137,952	111,454
Total loans and borrowings	636,579	640,141
Total financial liabilities at amortized cost	636,579	640,141

Other financial liabilities at fair value:
Financial liabilities at fair value through profit or loss:
Contingent consideration and other liabilities	917	936
Currency forwards and swaps not designated as hedges	366	85
Liabilities under option agreements (Note 32)	73	3,735
Interest rate swaps not designated as hedges	68	265
Total financial liabilities at fair value through profit or loss	1,424	5,021

Financial liabilities at fair value through OCI:
Cross-currency swaps designated as cash flow hedges	955	—
Total financial liabilities at fair value through OCI	955	—
Total other financial liabilities at fair value	2,379	5,021

Total financial liabilities	711,324	700,086
Less current portion	(296,911)	(187,160)

Total financial liabilities, non-current	414,413	512,926

Schedule of fair value of financial instruments

	Level of	December 31,	December 31,
	inputs	2019	2018
Assets
Securities held by MTS Bank	Level 1	13,273	22,487
Sistema International Funding S.A. Bonds due in 2019 (related party) (Note 14, 30)	Level 1	—	70
Derivative instruments	Level 2	370	6,074
Currency forwards, swaps and options		52	2,200
Cross-currency interest rate swaps		318	3,874
Mutual investment funds, managed by Sistema Capital (related party) (Note 14, 30)	Level 2	9,349	—
Assets in Sistema Capital trust management (related party) (Note 14, 30)	Level 2	8,195	11,644
Contingent consideration	Level 3	2,013	—

Liabilities
Derivative instruments	Level 2	(1,389)	(350)
Interest rate swaps		(68)	(265)
Cross-currency interest rate swaps		(955)	—
Currency forwards and swaps		(366)	(85)
Contingent consideration	Level 3	(907)	(940)
Liabilities under option agreements	Level 3	(73)	(3,735)

Schedule of significant quantitative inputs used to measure the fair value of the liability under put option agreement

December 31,
Unobservable inputs	2018
Post-tax discount rate	13%
Revenue growth rate	0.3 - 2.0% (av. 0.9%)
OIBDA margin	40.5-43.2% (av. 41.5%)

Schedule of borrowings, gross of debt issuance costs, where carrying value does not approximate fair value

		December 31, 2019		December 31, 2018
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Notes	Level 1	(180,824)	(174,165)	(115,698)	(117,534)
Unquoted notes	Level 3	(10,012)	(10,012)	—	—
Bank and other loans (Note 23)	Level 3	(159,384)	(159,384)	(251,189)	(251,188)
		(350,220)	(343,561)	(366,887)	(368,722)